Provisions - Litigation provisions (Detail) - Legal proceedings provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 26	€ 50	€ 96
Additional provisions, other provisions	69	17	40
Provision used, other provisions	36	29	52
Unused provision reversed, other provisions	6	11	11
Increase through adjustments arising from passage of time, other provisions	2	2	3
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions			21
Increase (decrease) through net exchange differences, other provisions	0	(3)	(5)
Other provisions at end of period	€ 55	€ 26	€ 50